Submission	Dec. 19, 2025
Submission [Line Items]
Central Index Key	0001837493
Registrant Name	Inspira Technologies OXY B.H.N. Ltd
Form Type	F-1
Submission Type	F-1
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A